Concentration of major customers and suppliers - Total purchases (Details) - Cost of Goods and Service, Product and Service Benchmark [Member] - Supplier Concentration Risk [Member] - item	12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2019
Concentration Risk [Line Items]
Number of supplier	3	3	4
Supplier one
Concentration Risk [Line Items]
Concentration risk percentage	26.00%	29.00%	13.00%
Supplier two
Concentration Risk [Line Items]
Concentration risk percentage	25.00%	17.00%	12.00%
Supplier three
Concentration Risk [Line Items]
Concentration risk percentage	16.00%	10.00%	11.00%
Supplier Four [Member]
Concentration Risk [Line Items]
Concentration risk percentage			11.00%